Leases (Tables)	3 Months Ended
Mar. 31, 2019
Leases [Abstract]
Summary of Future Payments on Operating Lease Liabilities

The future payments on the Company’s operating lease liabilities were as follows:

As of March 31, 2019
Remaining 2019	$6,058
2020	8,232
2021	7,155
2022	6,028
2023	6,285
Thereafter	14,032
Total lease payments	47,790
Less: imputed interest	(10,288)
Total	$37,502